Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of marketable securities
	December 31, 2020
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$13,106	$210	$-	$13,316
Government debentures	402	-	-	402

	13,508	210	-	13,718
Matures after one year through three years:
Corporate debentures	63,611	1,815	(3)	65,423
Government debentures	6,145	79	(11)	6,213

	69,756	1,894	(14)	71,636

Total	$83,264	$2,104	$(14)	$85,354

	December 31, 2019
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$27,624	$24	$(11)	$27,637
Government debentures	4,930	-	-	4,930

	32,554	24	(11)	32,567
Matures after one year through three years:
Corporate debentures	91,887	575	(117)	92,345
Government debentures	3,030	21	(3)	3,048

	94,917	596	(120)	95,393

Total	$127,471	$620	$(131)	$127,960

Schedule of investments with continuous unrealized losses
	December 31, 2020
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$3,821	$(3)	$-	$-	$3,821	$(3)
Government debentures	3,002	(11)	-	-	3,002	(11)

Total	$6,823	$(14)	$-	$-	$6,823	$(14)

	December 31, 2019
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$57,753	$(127)	$3,801	$(1)	$61,554	$(128)
Government debentures	2,552	(3)	-	-	2,552	(3)

Total	$60,305	$(130)	$3,801	$(1)	$64,106	$(131)

Schedule of assets and liabilities measured at fair value
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$85,354	$-	$85,354

Total financial assets	$-	$85,354	$-	$85,354

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$127,960	$-	$127,960
Foreign currency derivative contracts	-	16	-	16

Total financial assets	$-	$127,976	$-	$127,976